Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000171463 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000171463 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000171463 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000171463 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000171463 [Member] | Samsung C And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000171463 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000171463 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000171463 [Member] | SK hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000171463 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.96%
C000171463 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.86%
C000171463 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[1]
C000171463 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[1]
C000171463 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.34%	[1]
C000171463 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.57%	[1]
C000171463 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[1]
C000171463 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[1]
C000171463 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[1]
C000171463 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%	[1]
C000171463 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[1]
C000171463 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000171463 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[1]
C000171463 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000171463 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000171463 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000171463 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000171463 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000171463 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	43.96%
C000171463 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000171463 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000171463 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.43%
C000171463 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000010982 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000010982 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000010982 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000010982 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000010982 [Member] | Samsung C And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000010982 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000010982 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000010982 [Member] | SK hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000010982 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.96%
C000010982 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.86%
C000010982 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[2]
C000010982 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[2]
C000010982 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.34%	[2]
C000010982 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.57%	[2]
C000010982 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[2]
C000010982 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[2]
C000010982 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[2]
C000010982 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%	[2]
C000010982 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[2]
C000010982 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000010982 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[2]
C000010982 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000010982 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000010982 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000010982 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000010982 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000010982 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	43.96%
C000010982 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000010982 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000010982 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.43%
C000010982 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000031063 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000031063 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000031063 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000031063 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000031063 [Member] | Samsung C And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000031063 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000031063 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000031063 [Member] | SK hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000031063 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.96%
C000031063 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.86%
C000031063 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[3]
C000031063 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[3]
C000031063 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.34%	[3]
C000031063 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.57%	[3]
C000031063 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[3]
C000031063 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[3]
C000031063 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[3]
C000031063 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%	[3]
C000031063 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[3]
C000031063 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000031063 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[3]
C000031063 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000031063 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000031063 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000031063 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000031063 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000031063 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	43.96%
C000031063 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000031063 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000031063 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.43%
C000031063 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000010981 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000010981 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000010981 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000010981 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000010981 [Member] | Samsung C And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000010981 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000010981 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000010981 [Member] | SK hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000010981 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.96%
C000010981 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.86%
C000010981 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[4]
C000010981 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[4]
C000010981 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.34%	[4]
C000010981 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.57%	[4]
C000010981 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[4]
C000010981 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[4]
C000010981 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[4]
C000010981 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%	[4]
C000010981 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[4]
C000010981 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000010981 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[4]
C000010981 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000010981 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000010981 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000010981 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000010981 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000010981 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	43.96%
C000010981 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000010981 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000010981 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.43%
C000010981 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000010979 [Member] | Reliance Industries GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000010979 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000010979 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000010979 [Member] | Alibaba Group Holding ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000010979 [Member] | Samsung C And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000010979 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000010979 [Member] | Reliance Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000010979 [Member] | SK hynix [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000010979 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.96%
C000010979 [Member] | SK Square [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.86%
C000010979 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[5]
C000010979 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[5]
C000010979 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.34%	[5]
C000010979 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.57%	[5]
C000010979 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[5]
C000010979 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%	[5]
C000010979 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.27%	[5]
C000010979 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%	[5]
C000010979 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[5]
C000010979 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[5]
C000010979 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[5]
C000010979 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000010979 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000010979 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000010979 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000010979 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000010979 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	43.96%
C000010979 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000010979 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000010979 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.43%
C000010979 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.16%

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.